Investments And Other Dispositions (Narrative) (Detail) (USD $)	12 Months Ended					10 Months Ended	12 Months Ended		1 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 26, 2013 Joint Venture Investment, Mexico [Member] Store	Jun. 29, 2011 Joint Venture Investment, Mexico [Member]	Apr. 30, 2012 Joint Venture Investment, Brazil [Member]	Jun. 27, 2012 Joint Venture Investment, Brazil [Member]	Jun. 29, 2011 Joint Venture Investment, Brazil [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants developed				50
Capital contribution to the joint venture	$ 0	$ 3,170,000	$ 2,896,000		$ 1,600,000	$ 1,500,000	$ 1,600,000	$ 1,300,000
Number of restaurants operating in joint venture				32
Ownership percentage									16.60%
Proceeds from sale									$ 8,300,000